UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22756

Advisor Preferred Trust

(Exact name of registrant as specified in charter)

             80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices)(Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 12/31/13

Item 1.  Schedule of Investments.

Spectrum Low Volatility Fund
PORTFOLIO OF INVESTMENTS
December 31, 2013 (Unaudited)
Shares		Value

	MUTUAL FUND - 66.72%
	DEBT FUND - 62.02%
123,318	Guggenheim - Floating Rate Income Fund	$ 3,303,700
561,661	Highland Floating Rate Opportunities Fund	4,588,767
479,167	PIMCO High Yield Fund	4,604,792
		12,497,259
	EQUITY FUND - 4.70%
80,851	BlackRock Global Long/Short Equity Fund	947,574

	TOTAL MUTUAL FUND	13,444,833
	(Cost - $13,450,000)

	SHORT-TERM INVESTMENT - 25.23%
	MONEY MARKET FUND - 25.23%
5,083,928	Fidelity Institutional Money Market Funds, 0.05% +	5,083,928
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $5,083,928)

	TOTAL INVESTMENTS - 91.95%
	(Cost - $18,533,928) (a)	$ 18,528,761
	OTHER ASSETS LESS LIABILITIES - 8.05%	1,621,898
	TOTAL NET ASSETS - 100.00%	$ 20,150,659

		Unrealized
		Appreciation/ (Depreciation)

	SHORT EQUITY SWAP CONTRACTS - (0.00) %
	iShares Dow Jones US Home Construction Index Equity Swap, Credit Suisse-	$ 1,335
	January 20, 2015 to pay total return of MMFS Index less USD- 3 Month LIBOR
	(Notional Amount $187,449)

	iShares Iboxx $ High Yield Corp Bond Equity Swap, Credit Suisse-	(3,069)
	January 20, 2015 to pay total return of MMFS Index less USD- 3 Month LIBOR
	(Notional Amount $1,656,333)

	PIMCO 0-5 Year High Yield Corp Bond Equity Swap, Credit Suisse-	1,405
	January 20, 2015 to pay total return of MMFS Index less USD- 3 Month LIBOR
	(Notional Amount $2,476,783)

	SPDR Barclays High Yield Bond Index Equity Swap, Credit Suisse-	(4,370)
	January 20, 2015 to pay total return of MMFS Index less USD- 3 Month LIBOR
	(Notional Amount $1,870,130)

	SPDR KBW Regional Banking ETF Equity Swap, Credit Suisse-	2,302
	January 20, 2015 to pay total return of MMFS Index less USD- 3 Month LIBOR
	(Notional Amount $184,504)

	SPDR Material Select Sector Equity Swap, Credit Suisse-	2,587
	January 20, 2015, 2018 to pay total return of MMFS Index less USD- 3 Month LIBOR
	(Notional Amount $186,915)

	TOTAL NET UNREALIZED APPRECIATION
	FROM SHORT EQUITY SWAP CONTRACTS	$ 190

	+ Money market fund; interest rate reflects the seven-day effective yield on December 31, 2013.

Spectrum Low Volatility Fund
PORTFOLIO OF INVESTMENTS
December 31, 2013 (Unaudited) (Continued)

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $18,533,928 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 8,492
	Unrealized depreciation:	(13,659)
	Net unrealized appreciation:	$ (5,167)

Securities valuation – Securities listed on an exchange for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the last bid price. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction.

Each Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor and/or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor and/or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor and/or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

Spectrum Low Volatility Fund
PORTFOLIO OF INVESTMENTS
December 31, 2013 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2013 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 13,444,833	$ -	$ -	$ 13,444,833
Money Market Fund	5,083,928	-	-	5,083,928
Total	$ 18,528,761	$ -	$ -	$ 18,528,761

Liabilities
Equity Swap Contracts	$ 190	$ -	$ -	$ 190

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Underlying Investments in Other Investment Companies - The Fund currently invests a portion of its assets in Fidelity Institutional Money Market Fund, (“Fidelity”).  The Fund may redeem its investment from Fideliy at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of Fidelity.  The financial statements of Fidelity, including the portfolio of investments, can be found at www.fidelity.com or the Securities and Exchange Commission’s website, www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of December 31, 2013 the percentage of the Fund’s net assets invested in Fidelity was 25.23%.

Swap Agreements - The Fund may enter into swap agreements for purposes of attempting to gain exposure to equity, debt, commodities or other asset markets without actually purchasing those assets, or to hedge a position.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year.  In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index

Valuation of Fund of Funds – Unadjusted Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended Funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisor Preferred  Trust

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President

Date

2/26/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

     Catherine Ayer-Rigsby, President

Date

2/26/14

By (Signature and Title)

/s/ Kevin Wolf

     Kevin Wolf, Treasurer

Date

2/26/14